BLACKROCK FUNDSSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 31, 2015 to the Funds’
Statement of Additional Information dated January 28, 2015

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Poppy Allonby, CFA, and Alastair Bishop are the portfolio managers and are jointly and primarily responsible for the day-to-day management of All-Cap Energy & Resources.

Poppy Allonby, CFA, and Joshua Freedman, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Energy & Resources.

The table in the sub-section entitled “Other Funds and Accounts Managed — All-Cap Energy & Resources” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Poppy Allonby, CFA	5	7	4	0	1	1
	$1.66 Billion	$3.30 Billion	$84.93 Million	$0	$7.96 Million	$0.43 Million
Alastair Bishop*	2	1	0	0	0	0
	$234.7 Million	$25.14 Million	$0	$0	$0	$0

*      Information provided for Mr. Bishop is as of October 31, 2014.

The table in the sub-section entitled “Other Funds and Accounts Managed — Energy & Resources” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Poppy Allonby, CFA	5	7	4	0	1	1
	$1.32 Billion	$3.30 Billion	$84.93 Million	$0	$7.96 Million	$0.43 Million
Joshua Freedman, CFA*	0	2	0	0	0	0
	$0	$52.61 Million	$0	$0	$0	$0

*      Information provided for Mr. Freedman is as of December 31, 2014.

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety and replaced with the following:

Ms. Allonby and Messrs. Bishop and Freedman do not have unvested long-term incentive awards.

The table in the sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Poppy Allonby, CFA	All-Cap Energy & Resources	None
	Energy & Resources	None
Alastair Bishop*	All-Cap Energy & Resources	None
Joshua Freedman, CFA*	Energy & Resources	None

* Information provided for Messrs. Bishop and Freedman is as of October 30, 2015.

The last two sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Ms. Allonby and Messrs. Bishop and Freedman may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Ms. Allonby and Messrs. Bishop and Freedman may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-19065-1215SUP